Financial Instruments - Summary of Exposure to Credit Risk and ECLs (Detail) - Trade receivables [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Gross carrying amount	$ 117	$ 124
Loss allowance	$ (22)	$ (40)
Current (not past due) [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	2.94%	7.48%
Gross carrying amount	$ 70	$ 68
Loss allowance	$ (2)	$ (5)
Credit- impaired	No	No
1 – 30 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	10.08%	16.65%
Gross carrying amount	$ 17	$ 17
Loss allowance	$ (2)	$ (3)
Credit- impaired	No	No
31 – 60 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	20.46%	45.85%
Gross carrying amount	$ 10	$ 4
Loss allowance	$ (2)	$ (2)
Credit- impaired	No	No
61 – 90 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	50.14%	49.32%
Gross carrying amount	$ 5	$ 4
Loss allowance	$ (2)	$ (2)
Credit- impaired	No	No
91 – 120 days past due [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	55.76%	76.74%
Gross carrying amount	$ 4	$ 3
Loss allowance	$ (3)	$ (2)
Credit- impaired	No	No
More than 121 days [member]
Disclosure Details Of Exposure To Credit Risk And Expected Credit Loss [line items]
Weighted average loss rate	98.54%	94.57%
Gross carrying amount	$ 11	$ 28
Loss allowance	$ (11)	$ (26)
Credit- impaired	Yes	Yes